Commitments (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of commitments

	1 year	1-3 years	3-5 years	More than 5 years	Total
Contractual obligations – Expenses	1,854,851	2,319,376	1,377,556	4,349,060	9,900,843
Contractual obligations - Investments	4,174,937	2,719,760	1,136,509	82,392	8,113,598
Total	6,029,788	5,039,136	2,514,065	4,431,452	18,014,441